Note 11 - Long-Term Debt And Convertible Debentures (Detail) - Principal repayments on long-term debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 39,038
2014	110,693
2015	33,396
2016	28
2017 and thereafter	$ 231,050